UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   2600 Michelson Drive, Suite 1700
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           Irvine, California  92612
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Form 13F File Number:  028-10054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
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Title:     Chief Operating Officer
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Phone:     44 20 7659 5263
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Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             08/13/03
       ------------------------   ------------------------------  -------




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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                               -------------

Form 13F Information Table Entry Total:         21
                                               -------------

Form 13F Information Table Value Total:        $158,148
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP






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                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------

AMERICAN TOWER CORP       CL A      029912201        20,976    3075700  SH                   1            3075700

AMERITRADE HLDG CORP NEW  COM       03074K100        19,289    2369600  SH                   1            2369600

ASK JEEVES INC            COM       045174109        14,641    1080500  SH                   1            1080500

CROWN CASTLE INTL CORP    COM       228227104         4,442     713000  SH                   1             713000

DOCUMENTUM INC            COM       256159104        13,070     715000  SH                   1             715000

EBAY INC                  COM       278642103         3,561      40000  SH                   1              40000

FAIR ISAAC CORP           COM       803250104           400       7200  SH                   1               7200

FOX ENTMT GROUP INC       CL A      35138T107           393      15000  SH                   1              15000

GENERAL MTRS CORP         COM       370442105         3,499     319000  SH                   1             319000

INTERACTIVE DATA CORP     COM       45840J107        14,822     410800  SH                   1             410800

J2 GLOBAL COMMUNICATIONS
INC                       COM NEW   46626E205           208       4400  SH                   1               4400

LENDINGTREE INC           COM       52602Q105           648      45000  SH                   1              45000

MCDATA CORP               CL A      580031201         3,609     352800  SH                   1             352800

MERCURY INTERACTIVE CORP  COM       589405109        12,615     325300  SH                   1             325300

MICROSOFT CORP            COM       594918104         1,818      70000  SH                   1              70000

NETWORKS ASSOCS INC       COM       640938106        22,737    1596700  SH                   1            1596700

OVERTURE SVCS INC         COM       69039R100         3,783     217900  SH                   1             217900

QLOGIC CORP               COM       747277101         4,636     105000  SH                   1             105000

PRICELINECOM INC          COM       741503106           912     221833  SH                   1             221833

WESTWOOD ONE INC          COM       961815107         2,411      68700  SH                   1              68700

YAHOO INC                 COM       984332106         9,678     300200  SH                   1             300200
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